Reinsurances	12 Months Ended
Dec. 31, 2011
Reinsurances [Abstract]
REINSURANCES

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE IV—REINSURANCE

	$364,469,564	$364,469,564	$364,469,564	$364,469,564	$364,469,564
($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2011
Life insurance in force	$364,469,564	$370,439,179	$5,969,615	$—	—%

Premiums and contract charges:
Life and annuities	$1,156,434	$1,163,491	$7,057	$—	—%
Accident and health insurance	109,830	109,830	—	—	—%

	$1,266,264	$1,273,321	$7,057	$—	—%

Year ended December 31, 2010
Life insurance in force	$358,242,997	$364,544,022	$6,301,025	$—	—%

Premiums and contract charges:
Life and annuities	$1,111,971	$1,119,436	$7,465	$—	—%
Accident and health insurance	116,301	116,301	—	—	—%

	$1,228,272	$1,235,737	$7,465	$—	—%

Year ended December 31, 2009
Life insurance in force	$349,952,260	$356,581,252	$6,628,992	$—	—%

Premiums and contract charges:
Life and annuities	$1,072,840	$1,080,689	$7,849	$—	—%
Accident and health insurance	121,686	121,686	—	—	—%

	$1,194,526	$1,202,375	$7,849	$—	—%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2011, 2010 and 2009.